Summary of Significant Accounting Policies: Stock-based compensation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Stock-based compensation

Stock-based compensation

The Company accounts for the cost of Director/employee/adviser services received in exchange for the award of common stock options or warrants based on the fair value of the award on the date of grant. The fair value of each stock option grant or warrant was estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of the Company’s stock of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with a remaining term approximating the expected term used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates.

The Company recognizes stock-based compensation expense as a component of salary and other compensation expenses in the statements of operations and was $207,354 and $11,062 for the three months ended March 31, 2013 and 2012, respectively.

Stock-based compensation

The Company accounts for the cost of Director/employee/adviser services received in exchange for the award of common stock options or warrants based on the fair value of the award on the date of grant. The fair value of each stock option grant or warrant was estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of the Company’s stock of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with a remaining term approximating the expected term used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates.

The Company recognizes stock-based compensation expense as a component of salary and other compensation expenses in the statements of operations as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Salary and other compensation expense	$4,205,730	$ 136,225	$ 4,418,527